CREDIT FACILITY AND LONG-TERM DEBT (Details)				1 Months Ended
	Nov. 24, 2015 USD ($)	Mar. 26, 2014	Feb. 09, 2012 USD ($)	Oct. 31, 2012 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015	Apr. 29, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 15, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 25, 2014 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Available Increase In Borrowing Capacity						$ 2,750,000,000
Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,610,000,000		2,635,000,000	$ 2,600,000,000				$ 2,500,000,000
Maximum borrowing capacity, as a percentage of aggregate borrowing capacity				10.00%
Alternative maximum borrowing capacity				$ 100,000,000
Effective consolidated fixed charge coverage ratio during period				1.1
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				0.50%
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.25%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				2.25%
Line of Credit [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 1,500,000,000	$ 1,000,000,000
Participation Fee, Percent								1.25%			2.00%
Fronting Fee, Percent								0.25%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit						351,511,000				$ 400,262,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issued			$ 675,500,000
Debt fixed interest rate			8.25%
Redemption price as a percentage			100.00%
Long-term Line of Credit					$ 550,000,000	$ 0				$ 0
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issued	$ 500,000,000
Debt fixed interest rate	7.00%
Proceeds from Debt, Net of Issuance Costs	$ 490,000,000
Financing Arrangements [Member] | Paulsboro Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.95%
Facility fee						$ 180,000
Financing Arrangements [Member] | Toledo Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.99%
Facility fee						$ 326,000
Financing Arrangements [Member] | Delaware City Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.96%
Facility fee						$ 322,000
Financing Arrangements [Member] | Chalmette Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						3.85%
Facility fee						$ 185,000
PBF Rail Logistics Company LLC [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 150,000,000				$ 250,000,000
Debt Instrument, Redemption, Period One [Member] | PBF Rail Logistics Company LLC [Member] | Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Advances, Appraised Value, As a Percentage		70.00%
Debt Instrument, Advances, Appraised Value, Adjusted Upon First Anniversary, Percent		65.00%
Debt Instrument, Redemption, Period Two [Member] | PBF Rail Logistics Company LLC [Member] | Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Advances, Appraised Value, As a Percentage		65.00%